10Q BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Income (Loss), Assets And Liabilities And Capital Expenditures Of Discontinued Operations
The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our consolidated statements of income for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Revenues	$620,729	$602,735
Operating expenses:
Cost of service	444,808	434,201
Selling, general and administrative	85,133	75,873
	529,941	510,074
Operating income	90,788	92,661
Interest and other expense, net	(7,604)	(6,869)
Income from discontinued operations before income taxes and equity in income of equity method investments	83,184	85,792
Income tax expense	13,761	12,689
Income from discontinued operations before equity in income of equity method investments	69,423	73,103
Equity in income of equity method investments	38	33
Income from discontinued operations, net of tax	69,461	73,136
Income from discontinued operations attributable to noncontrolling interests	(808)	(655)
Income from discontinued operations attributable to Global Payments	$68,653	$72,481
The following table presents the carrying amounts of the major classes of assets and liabilities of discontinued operations as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
	(in thousands)
Cash and cash equivalents	$181,974	$181,982
Accounts receivable, net	317,093	299,434
Prepaid expenses and other current assets	543,020	461,412
Current assets of discontinued operations	1,042,087	942,828

Goodwill	9,518,724	9,508,786
Other intangible assets, net	4,273,729	4,404,561
Property and equipment, net	945,568	882,784
Other noncurrent assets	670,080	641,995
Noncurrent assets of discontinued operations	15,408,101	15,438,126

Accounts payable and accrued liabilities	665,270	595,857
Current liabilities of discontinued operations	665,270	595,857

Deferred income taxes	248,114	258,764
Other noncurrent liabilities	229,521	185,700
Noncurrent liabilities of discontinued operations	477,635	444,464
The following table presents selected items affecting the statements of cash flows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Depreciation and amortization of property and equipment	$28,473	$30,447
Amortization of acquired intangibles	135,184	133,724
Capital expenditures	49,245	42,153

The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our consolidated statements of income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Revenues	$2,483,657	$2,401,094	$2,245,506
Operating expenses:
Cost of service	1,795,319	1,740,187	1,636,934
Selling, general and administrative	359,928	284,090	277,938
	2,155,247	2,024,277	1,914,872
Operating income	328,410	376,817	330,634
Interest and other (expense) income, net	(22,519)	(16,783)	1,717
Income from discontinued operations before income taxes and equity in income of equity method investments	305,891	360,034	332,351
Income tax expense	56,064	15,073	40,897
Income from discontinued operations before equity in income of equity method investments	249,827	344,961	291,454
Equity in income of equity method investments	319	444	510
Income from discontinued operations, net of tax	250,146	345,405	291,964
Income from discontinued operations attributable to noncontrolling interests	(3,492)	(3,100)	(2,752)
Income from discontinued operations attributable to Global Payments	$246,654	$342,305	$289,212
The following table presents the carrying amounts of the major classes of assets and liabilities of discontinued operations as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

	(in thousands)

Cash and cash equivalents	$181,982	$181,956
Accounts receivable, net	299,434	322,984
Prepaid expenses and other current assets	461,412	386,763
Current assets of discontinued operations	942,828	891,703

Goodwill	9,508,786	9,516,695
Other intangible assets, net	4,404,561	4,942,419
Property and equipment, net	882,784	835,050
Other noncurrent assets	641,995	637,940
Noncurrent assets of discontinued operations	15,438,126	15,932,104

Accounts payable and accrued liabilities	595,857	549,461
Current liabilities of discontinued operations	595,857	549,461

Deferred income taxes	258,764	277,796
Other noncurrent liabilities	185,700	194,304
Noncurrent liabilities of discontinued operations	444,464	472,100

Cash flows related to discontinued operations are included in our consolidated statements of cash flows for the years ended December 31, 2024, 2023 and 2022. The following table presents selected items affecting the statements of cash flows:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Depreciation and amortization of property and equipment	$123,292	$119,873	$109,250
Amortization of acquired intangibles	535,013	527,336	515,915
Capital expenditures	179,661	130,949	157,478